Financial Instruments - Measured On Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Fair Value
ASSETS
Marketable securities	$ 223,176	$ 120,244
Recurring basis | (Level I)
ASSETS
Marketable securities	223,176	120,244
Recurring basis | Fair Value
ASSETS
Marketable securities	$ 223,176	$ 120,244